Brian Link Managing Director T 617-821-5257 Brian.link@statestreet.com State Street Corporation One Congress Street Boston, MA 02114-2016 statestreet.com

February 20, 2025

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: M Fund, Inc. - File Nos. 033-95472 and 811-09082

Ladies and Gentlemen:

We are Administrator to M Fund, Inc. (the “Registrant”). The enclosed Post-Effective Amendment No. 48 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”) is being filed pursuant to paragraph (a)(1) of Rule 485 under the Securities Act of 1933, as amended.

The purpose of the Amendment is to seek review by the staff of the Securities and Exchange Commission of disclosure changes related to a change in the M Large Cap Growth Fund’s (the “Fund”) classification status from a diversified fund to a non-diversified fund and remove the Fund’s fundamental policy to operate as a diversified fund, which was approved by shareholders of the Fund at a meeting on January 21, 2025.

Please contact the undersigned at (617) 821-5257 with comments and questions.

Thanks,

/s/ Brian F. Link

Brian F. Link, Esq.

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